As filed with the Securities and Exchange Commission on December 20, 2000
                                               Securities Act File No. 333-50950
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                          Pre-Effective Amendment No. 1                      [X]

                          Post-Effective Amendment No.

                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

            7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Name and Address of Agents for Service)

                                  With copy to:
                                Jeffrey S. Puretz
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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    It is proposed that this filing will become effective on January 19, 2000 pursuant to Rule 488 under the Securities Act of 1933.

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No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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                              PILGRIM MUTUAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet
*    Contents of Registration Statement
*    Explanatory Note
*    Signature Page
*    Exhibit Index
*    Consents of Independent Auditors
*    Transmittal Letter

                                EXPLANATORY NOTE

     This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for Pilgrim Mutual Funds incorporates by reference the Registrant's Part A, Part B and Part C contained in the Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on November 30, 2000. This Pre-Effective Amendment is being filed to add consents of auditors as exhibits to Part C of the Registration Statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 18th day of December, 2000.

                                        PILGRIM MUTUAL FUNDS

                                        By: /s/ James M. Hennessy
                                            ------------------------------------
                                            James M. Hennessy
                                            Senior Executive Vice President &
                                            Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature                        Title                      Date
         ---------                        -----                      ----

                                 Trustee and Chairman          December 18, 2000
-----------------------------    Trustee and President
John G. Turner*

                                 (Chief Executive Officer)     December 18, 2000
-----------------------------    Senior Vice President and
Robert W. Stallings*

                                 Principal Financial Officer   December 18, 2000
-----------------------------
Michael J. Roland*

                                 Trustee                       December 18, 2000
-----------------------------
Robert B. Goode, Jr.*

                                 Trustee                       December 18, 2000
-----------------------------
Al Burton*

                                 Trustee                       December 18, 2000
-----------------------------
Jock Patton*

                                 Trustee                       December 18, 2000
-----------------------------
John R. Smith*

                                 Trustee                       December 18, 2000
-----------------------------
David W.C. Putnam*

                                 Trustee                       December 18, 2000
-----------------------------
Walter H. May*

                                 Trustee                       December 18, 2000
-----------------------------
Paul S. Doherty*

                                 Trustee                       December 18, 2000
-----------------------------
Alan L. Gosule*

                                 Trustee                       December 18, 2000
-----------------------------
David W. Wallace*

* By: /s/ James M. Hennessy
      -------------------------------
      James M. Hennessy
      Attorney-in-Fact**

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**   Executed pursuant to powers of attorney filed as part of Registrant's
     Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on November 30, 2000.

                                        3
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                                  EXHIBIT INDEX

(14)(A)  Consent of KPMG LLP
    (B)  Consent of PricewaterhouseCooopers LLP